Commitments and Contingencies - Schedule of Future Amounts Due Under Sponsored Study and Research Agreements (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Future Amounts Due Under Sponsored Study and Research Agreements [Abstract]
2025		$ 3,310,736
Total	$ 1,572,529	$ 3,310,736